Superannuation commitments	12 Months Ended
Sep. 30, 2019
Superannuation commitments
Superannuation commitments

Note 34. Superannuation commitments

Accounting policy

The Group recognises an asset or a liability for its defined benefit schemes, being the net of the defined benefit obligations and the fair value of the schemes’ assets. The defined benefit obligation is calculated as the present value of the estimated future cash flows, discounted using high-quality long dated corporate bond rates.

The superannuation expense is recognised in operating expenses and remeasurements are recognised through other comprehensive income.
Critical accounting assumptions and estimates

The actuarial valuation of plan obligations is dependent upon a series of assumptions, principally price inflation, salary growth, mortality, morbidity, discount rate and investment returns. Different assumptions could significantly alter the valuation of the plan assets and obligations and the superannuation cost recognised in the income statement.

Westpac had the following defined benefit plans at 30 September 2019:

Date of last actuarial
assessment of the
Name of plan	Type	Form of benefit	funding status
Westpac Group Plan (WGP)	Defined benefit and accumulation	Indexed pension and lump sum	30 June 2018
Westpac New Zealand Superannuation Scheme (WNZS)	Defined benefit and accumulation	Indexed pension and lump sum	30 June 2017
Westpac Banking Corporation UK Staff Superannuation Scheme (UKSS)	Defined benefit	Indexed pension and lump sum	5 April 2018
Westpac UK Medical Benefits Scheme	Defined benefit	Medical benefits	n/a

The defined benefit sections of the schemes are closed to new members. The Group has no obligation beyond the annual contributions for the accumulation or defined contribution sections of the schemes.

The WGP is the Group’s principal defined benefit plan and is managed and administered in accordance with the terms of its trust deed and relevant legislation in Australia. Its defined benefit liabilities are based on salary and length of membership for active members and inflation in the case of pensioners.

The defined benefit schemes expose the Group to the following risks:

▪      discount rate – reductions in the discount rate would increase the present value of the future payments;

▪      inflation rate – increases in the inflation rate would increase the payments to pensioners;

▪      investment risk – lower investment returns would increase the contributions needed to offset the shortfall;

▪      mortality risk – members may live longer than expected extending the cash flows payable by the Group;

▪      behavioural risk - higher proportion of members taking some of their benefits as a pension rather than a lump sum would increase the cashflows payable by the group; and

▪      legislative risk – legislative changes could be made which increase the cost of providing defined benefits.

Investment risk is managed by setting benchmarks for the allocation of plan assets between asset classes. The long-term investment strategy will often adopt relatively high levels of equity investment in order to:

▪      secure attractive long term investment returns; and

▪      provide an opportunity for capital appreciation and dividend growth, which gives some protection against inflation.

Funding recommendations for the WGP, WNZS and the UKSS are made based on triennial actuarial valuations. The funding valuation of the defined benefit plans are based on different assumptions to the calculation of the defined benefit surplus/deficit for accounting purposes. Based on the most recent valuations, the defined benefit plan assets are adequate to cover the present value of the accrued benefits of all members with a combined surplus of $158 million (2018: $324 million). Current contribution rates are as follows:

▪      WGP – contributions are made to the WGP at the rate of 11.8% of members’ salaries;

▪      WNZS – contributions are made to the WNZS at the rate of 12% of members’ salaries; and

▪      UKSS – contributions are made to the UKSS at the rate of £1.05 million per year.

Contributions

	Consolidated		Parent Entity
$m	2019	2018	2019	2018
Employer contributions	28	30	27	30
Member contributions	11	12	11	11

Expected employer contributions for the year ended 30 September 2020 are $26 million.

Expense recognised

	Consolidated			Parent Entity
$m	2019	2018	2017	2019	2018
Current service cost	33	37	42	32	37
Net interest cost on net benefit liability	(2)	1	8	(2)	—
Total defined benefit expense	31	38	50	30	37

Defined benefit balances recognised

	Consolidated		Parent Entity
$m	2019	2018	2019	2018
Benefit obligation at end of the year	2,799	2,314	2,710	2,239
Fair value of plan assets at end of the year	2,464	2,378	2,405	2,319
Net surplus/(deficit)	(335)	64	(305)	80
Defined benefit surplus[1]	73	89	73	89
Defined benefit deficit[2]	(408)	(25)	(378)	(9)
Net surplus/(deficit)	(335)	64	(305)	80

1.	The defined benefit surplus is recognised in other assets.
2.	The defined benefit deficit is recognised in other liabilities.

The average duration of the defined benefit obligation is 14 years (2018: 11 years).

Significant assumptions

	2019		2018
	Australian	Overseas	Australian	Overseas
Consolidated and Parent Entity	Funds	Funds	Funds	Funds
Discount rate	2.6%	1.1% - 1.8%	4.1%	2.6% - 2.9%
Salary increases	2.4%	3.0% - 4.9%	2.9%	3% - 5%
Inflation rate (pensioners received inflationary increase)	1.4%	2.0% - 3.4%	1.9%	2% - 3.5%
Life expectancy of a 60-year-old male	31.1	27.9 - 28.1	31.0	27.9 - 28.4
Life expectancy of a 60-year-old female	34.0	29.3 - 29.5	33.9	29.4 - 29.6

Sensitivity to changes in significant assumptions

The table below shows the impact of changes in assumptions on the defined benefit obligation for the WGP. No reasonably possible changes in the assumptions of the Group’s other defined benefit plans would have a material impact on the defined benefit obligation.

	Increase in obligation
Change in assumption	2019	2018
0.5% decrease in discount rate	205	120
0.5% increase in annual salary increases	14	8
0.5% increase in inflation rate (pensioners receive inflationary increases)	188	111
1 year increase in life expectancy	45	38

Asset allocation

	2019		2018
Consolidated and Parent Entity	Australian	Overseas	Australian	Overseas
%	Funds	Funds	Funds	Funds
Cash	3%	3%	5%	2%
Equity instruments	45%	7%	45%	7%
Debt instruments	28%	5%	28%	80%
Property	10%	1%	10%	1%
Other assets	14%	84%	12%	10%
Total	100%	100%	100%	100%

Equity and debt instruments are mainly quoted assets while property and other assets are mainly unquoted. Other assets include infrastructure funds and private equity funds.